Segment and revenue information	12 Months Ended
Dec. 31, 2023
Segment and revenue information
Segment and revenue information	Segment and revenue informationDescription of segments and principal activities
Operating segments are reported based on the financial information provided to the Chief Executive Officer (“CEO”). The CEO is identified as the Chief Operating Decision Maker (“CODM”) of the Company. The CODM monitors the operating results of its operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Evaluation of segment performance is primarily based on revenue growth. The CODM monitors the operating segments based on revenue growth and gross profit under two segments: Kit and Service. All other operating segments have been aggregated and are included within the "All other segments" heading.

The Group’s research and development activities, sales & administrative activities, financing (including finance costs, finance income and other income) and income taxes are managed on a corporate basis and are not allocated to operating segments.

Capital expenditure consists of additions of property, plant and equipment and intangible assets.
Revenue and Gross Profit
The following tables presents the Company’s key financial information by segment:

Amounts in thousands of USD	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Kit
Revenue from external customers	$87,493	$55,091	$26,797
Cost of revenue	(14,946)	(7,131)	(4,112)
Gross profit	$72,547	$47,960	$22,685
Service
Revenue from external customers	66,048	73,012	60,221
Cost of revenue	(28,191)	(31,776)	(28,299)
Gross profit	$37,857	$41,236	$31,922
Total segments
Revenue from external customers	153,541	128,103	87,018
Cost of revenue	(43,137)	(38,907)	(32,411)
Gross profit	$110,404	$89,196	$54,607
All other segments
Revenue from external customers	16,056	11,745	7,955
Cost of revenue	(11,999)	(6,442)	(4,353)
Gross profit	$4,057	$5,303	$3,602
Consolidated
Revenue from external customers	169,597	139,848	94,973
Cost of revenue	(55,136)	(45,349)	(36,764)
Gross profit	$114,461	$94,499	$58,209

Disaggregation of revenue from contracts with customers

The Group is domiciled in Sweden.The Group derives revenue primarily from the sales of own-produced finished goods and services in the following geographical regions, based on location of the customers:

for the year ended December 31, 2023	Kit	Services	All other segments	Total
amounts in thousands USD
Sweden	$8,171	$6,724	$531	$15,426
United States	32,151	36,148	5,343	73,642
Americas (excluding US)	3,742	523	858	5,123
EMEA (excluding Sweden)	28,161	20,055	5,495	53,711
China	7,058	69	2,520	9,647
Japan	4,906	1,832	262	7,000
Rest of world	3,304	697	1,047	5,048
Total	$87,493	$66,048	$16,056	$169,597

for the year ended December 31, 2022	Kit	Services	All other segments	Total
amounts in thousands USD
Sweden	$3,903	$2,277	$529	$6,709
United States	22,892	35,808	4,707	63,407
Americas (excluding US)	2,247	350	512	3,109
EMEA (excluding Sweden)	17,287	30,576	3,118	50,981
China	2,968	29	1,744	4,741
Japan	2,353	2,395	265	5,013
Rest of world	3,442	1,576	871	5,889
Total	$55,091	$73,012	$11,745	$139,848

for the year ended December 31, 2021	Kit	Services	All other segments	Total
amounts in thousands USD
Sweden	$2,072	$3,155	$1,467	$6,694
United States	11,053	26,954	2,848	40,855
Americas (excluding US)	1,117	151	220	1,488
EMEA (excluding Sweden)	10,381	26,612	1,754	38,747
China	1,908	$148	717	2,773
Japan	182	2,605	195	2,982
Rest of world	84	596	754	1,434
Total	$26,797	$60,221	$7,955	$94,973

There were no customers in the Group in 2023, 2022 or 2021 periods that individually exceeded 10% of total revenue.
Non-current assets by geography
Sweden is regarded as being the Company’s country of domicile. Non-current assets, excluding financial instruments and deferred tax asset, are distributed by geography as follows:

Amounts in thousands USD	As of December 31,
	2023	2022
Sweden	$300,865	$270,557
Rest of World	14,842	11,868
Total	$315,707	$282,426